Statement of changes in equity - BRL (R$) R$ in Thousands	Capital [Member]	Capital Reserve [Member]	Legal Reserve [Member]	Tax Incentive [Member]	Retention Of Profits [Member]	Additional Dividends Proposed [Member]	Additional Paid In Capital [Member]	Other Comprehensive Income [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Braskem Shareholders' Interest [Member]	Non-controlling Interests in Subsidiaries [Member]	Total
Beginning balance at Dec. 31, 2016	R$ 8,043,222	R$ 232,430	R$ 229,992		R$ 604,624			R$ (6,321,859)	R$ (49,819)		R$ 2,738,590	R$ (1,017,880)	R$ 1,720,710
Comprehensive income for the year:
(Loss) profit for the year										R$ 3,865,440	3,865,440	50,331	3,915,771
Exchange variation of foreign sales hedge, net of taxes								747,135			747,135	111,372	858,507
Fair value of cash flow hedge, net of taxes								394,251			394,251	11,301	405,552
Foreign subsidiaries currency translation adjustment								51,445			51,445	(52,047)	(602)
Comprehensive income (loss) for the year								1,192,831		3,865,440	5,058,271	120,957	5,179,228
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,847)		26,847
Realization of deemed cost of jointly-controlled investment, net of taxes								(963)		963
Actuarial gains (loss) post-employment benefits of subsidiaries , net of taxes								(5,750)			(5,750)		(5,750)
Post-employment benefits - health plan, net of taxes								(2,904)			(2,904)		(2,904)
Equity valuation adjustments								(36,464)		27,810	(8,654)		(8,654)
Contributions and distributions to shareholders:
Lapsed dividends										482	482		482
Tax incentive reserve				R$ 71,745						(71,745)
Prepaid dividends										(1,000,000)	(1,000,000)		(1,000,000)
Legal reserve			204,150							(204,150)
Additional dividends proposed						R$ 1,500,000				(1,500,000)
Retained earnings					1,335,387					(1,335,387)
Goodwill on the acquisition of a subsidiary under common control							R$ (488,388)				(488,388)		(488,388)
Non-controlling interest in subsidiaries												69,422	69,422
Contributions and distributions to shareholders			204,150	71,745	1,335,387	1,500,000	(488,388)			(4,110,800)	(1,487,906)	69,422	(1,418,484)
Ending balance at Dec. 31, 2017	8,043,222	232,430	434,142	71,745	1,940,011	1,500,000	(488,388)	(5,165,492)	(49,819)	(217,550)	6,300,301	(827,501)	5,472,800
Comprehensive income for the year:
(Loss) profit for the year										2,827,650	2,827,650	40,535	2,868,185
Exchange variation of foreign sales hedge, net of taxes								(1,268,273)			(1,268,273)	44,319	(1,223,954)
Fair value of cash flow hedge, net of taxes								(112,241)			(112,241)	12,675	(99,566)
Foreign subsidiaries currency translation adjustment								946,342			946,342	(145,119)	801,223
Comprehensive income (loss) for the year								(434,172)		2,827,650	2,393,478	(47,590)	2,345,888
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,717)		26,717
Realization of deemed cost of jointly-controlled investment, net of taxes								(962)		962
Actuarial gains (loss) post-employment benefits of subsidiaries , net of taxes								(1,289)			(1,289)		(1,289)
Post-employment benefits - health plan, net of taxes								(280)			(280)		(280)
Long term incentive plan, net of taxes								6,406			6,406	133	6,539
Fair value adjustments of trade accounts receivable								(449)			(449)		(449)
Equity valuation adjustments								(23,291)		27,679	4,388	133	4,521
Contributions and distributions to shareholders:
Prescribed dividends										460	460		460
Additional dividends approved in the board meeting						(1,500,000)				(73)	(1,500,073)	(1,396)	(1,501,469)
Reversal of fiscal incentive				(130)						130
Tax incentive reserve				81,863						(81,863)
Legal reserve			143,334							(143,334)
Mandatory minimum dividends										(667,419)	(667,419)		(667,419)
Additional dividends proposed						2,002,255				(2,002,255)
Loss on investments								(65)			(65)	65
Sale of investments												(111)	(111)
Contributions and distributions to shareholders			143,334	81,733		502,255		(65)		(2,894,354)	(2,167,097)	(1,442)	(2,168,539)
Ending balance at Dec. 31, 2018	8,043,222	232,430	577,476	153,478	1,940,011	2,002,255	(488,388)	(5,623,020)	(49,819)	(256,575)	6,531,070	(876,400)	5,654,670
Comprehensive income for the year:
(Loss) profit for the year										(2,540,995)	(2,540,995)	(99,403)	(2,640,398)
Exchange variation of foreign sales hedge, net of taxes								733,449			733,449	128,092	861,541
Fair value of cash flow hedge, net of taxes								38,919			38,919	(4,428)	34,491
Foreign subsidiaries currency translation adjustment								220,228			220,228	(83,506)	136,722
Comprehensive income (loss) for the year								992,596		(2,540,995)	(1,548,399)	(59,245)	(1,607,644)
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,717)		26,717
Realization of deemed cost of jointly-controlled investment, net of taxes								(883)		883
Actuarial gains (loss) post-employment benefits of subsidiaries , net of taxes								(109,492)			(109,492)	(136)	(24,597)
Post-employment benefits - health plan, net of taxes													(85,031)
Long term incentive plan, net of taxes								13,573			13,573	348	13,921
Fair value adjustments of trade accounts receivable								15			15		15
Exchange variation in hyperinflationary economy, net of taxes								(3,561)			(3,561)		(3,561)
Equity valuation adjustments								(127,065)		27,600	(99,465)	212	(99,253)
Contributions and distributions to shareholders:
Absorption of losses					(2,767,965)					2,767,965
Prescribed dividends										2,005	2,005		2,005
Incentive long term plan payments with treasury shares									95		95		95
Retention of profits - non-approval of additonal dividends					2,002,255	(2,002,255)
Additional dividends of subsidiary												(5,125)	(5,125)
Loss on interest in subsidiary								(50)			(50)	(34)	(84)
Gain on transfer of shares in custody long term incentive plan		42									42		42
Contributions and distributions to shareholders		42			(765,710)	R$ (2,002,255)		(50)	95	R$ 2,769,970	2,092	(5,159)	(3,067)
Ending balance at Dec. 31, 2019	R$ 8,043,222	R$ 232,472	R$ 577,476	R$ 153,478	R$ 1,174,301		R$ (488,388)	R$ (4,757,539)	R$ (49,724)		R$ 4,885,298	R$ (940,592)	R$ 3,944,706